Note 9 - Stock-based Compensation Plan (Detail) (USD $)	0 Months Ended			1 Months Ended		0 Months Ended	3 Months Ended			12 Months Ended							3 Months Ended			1 Months Ended				12 Months Ended
	Jun. 12, 2012	Aug. 04, 2011	Nov. 03, 2010	Mar. 29, 2011	Feb. 23, 2011	May 14, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Nov. 10, 2009	Jun. 30, 2012 The 2009 Stock Plan [Member]	Jun. 30, 2012 Amended Share Option Plan [Member]	Jun. 30, 2012 Non-executive Employees [Member]	Jun. 30, 2011 Non-executive Employees [Member]	Jun. 30, 2011 Award for Directors [Member]	Mar. 31, 2011 Common Stock Shares [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Nov. 03, 2010 The 2009 Stock Plan [Member]	Mar. 31, 2012 Amended Share Option Plan [Member]	Mar. 31, 2011 Restricted Share Awards to Certain Employees [Member]	Mar. 31, 2012 March 29, 2011 Grant [Member]	Mar. 31, 2011 March 29, 2011 Grant [Member]	Mar. 31, 2012 August 4, 2011 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							191,636				191,848			62,750	187,500	4,136						187,500	4,348
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years				3 years
Share-based Compensation Arrangement by Share-based Payment Award Expiration Term							5				5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							1,678				1,678
Stock Issued During Period, Shares, Restricted Stock Award, Gross											4,268
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)							$ 30.24				$ 28.00
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					110,000	4,588
Restricted Share Awards Pending Grant Which are Replaced with Series D Preferred Stock					2,750
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																				1,314	110,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 44.00
Share-based Compensation (in Dollars)							$ 186,000	$ 202,000	$ 466,000		$ 790,000	$ 1,055,000					$ 186,000	$ 202,000	$ 15,000					$ 149,000	$ 730,000	$ 1,055,000	$ 60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,375			119,213			1,375				26,500	122,662
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 15.20			$ 24.00			$ 16.00				$ 24.00	$ 24.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				One-fourth of each grant vested immediately and the remainder will vest annually over three years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				15,503			(568)				(30,031)	(21,071)
Fair Value Inputs, Discount Rate			0.77%								0.80%	1.30%	1.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										62.00%	184.00%	184.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										3 years	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 9,000										$ 24.00	$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)											35,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)							0				1,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)							1,294,000				1,471,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		10,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value (in Dollars)											60,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.35%	0.81%
Equity, Fair Value Disclosure (in Dollars)		$ 150,000						$ 60,000